FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	March 14, 2007	WRITER'S DIRECT LINE 414.297.5596 pfetzer@foley.com Email
VIA EDGAR SYSTEM		CLIENT/MATTER NUMBER 041754-0120

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PL Capital Group – Preliminary Proxy Materials Related to Bancorp Rhode Island, Inc.

Ladies and Gentlemen:

        On behalf of PL Capital Group, which consists of PL Capital, LLC, Goodbody/PL Capital, LLC, Financial Edge Fund, L.P., Financial Edge-Strategic Fund, L.P., PL Capital/Focused Fund, L.P., PL Capital Offshore, Ltd., Goodbody/PL Capital, L.P., PL Capital Advisors, LLC, Richard J. Lashley and John W. Palmer (collectively, the “Participants”), we are transmitting for filing pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Participants’ Amendment No. 1 to the Preliminary Proxy Statement and form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with an annual meeting of stockholders of Bancorp Rhode Island, Inc. (the “Annual Meeting”).

        The only substantive matters to be considered at the Annual Meeting of which the Participants are aware are: (1) a proposal to elect five directors of Bancorp Rhode Island; (2) the ratification of the appointment of Bancorp Rhode Island’s independent auditors; and, potentially, (3) the adjournment of the Annual Meeting to solicit additional proxies.

        If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

Enclosures

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.